Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans	Dec. 31, 2020 USD ($)
Pledged by cash deposit of RMB300,000 (approximately $43,000) from Gaochuang, real property of Rongfeng Cui and Yanjuan Wang, former CEO of the Company and his wife, and land use right and real property of Qingdao Saike Environmental Technology Co., Ltd; Guaranteed by Rongfeng Cui, Yanjuan Wang and Gaochuang [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	$ 553,369
Pledged by real property of the Company and real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	1,512,219
Pledged by real property and land use right of the Company; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	3,040,888
Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	3,063,866
Pledged by restricted cash of RMB300,000 (approximately $43,000 ), four patents and certain equipment of the Company; Guaranteed by Rongfeng Cui, Yanjuan Wang and Qingdao Saike Environmental Technology Co., Ltd. [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	$ 184,215